Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

Amendment No. 4 to Loan and Security Agreement

On April 24, 2020, the Company entered into Amendment No. 4 to Loan and Security Agreement amending the Credit Agreement. The purpose of Amendment No. 4 was to extend the Maturity Date of our indebtedness and to waive certain outstanding events of default. Specifically, the Maturity Date of our indebtedness was extended for one year to April 9, 2022. The lenders also waived the Company’s existing default under the Original Credit Agreement for its (i) failure to (x) to notify the Agent that one or more of the Loan Parties received Extraordinary Receipts above $99,999.99 (as such term is specifically defined in the Credit Agreement, but which include proceeds from litigation or insurance claims) and (y) to deliver a reinvestment notice in respect of such Extraordinary Receipts and/or to make the required prepayment of the Loans from such Extraordinary Receipts, in each case, as required by Section 1.08(e) of the Credit Agreement, (ii) the Debt Default and (iii) Lender has not received financial statements and other information of the Company as parent guarantor and the Borrowers for the fiscal year ended December 31, 2019 within 90-days of such fiscal year end as required by Section 5.15(a) of the Credit Agreement. In addition, Amendment No. 4 provides the Company with a limited waiver permitting the Company to incur government funded indebtedness from the United States CARES Act loan programs. Further, the financial covenants were amended whereby Consolidated Net Revenue shall not be less than (x) until June 30, 2021 $9,000,000 and (y) from and after July 1, 2021, $10,000,000, on a trailing twelve-months basis.

In consideration for the foregoing, the Credit Agreement was amended to include a new repayment schedule under the note whereby the Company paid an amount equal to $125,000 on April 24, 2020, and the Company agreed to make a monthly payment of $25,000 per month, commencing May 1, 2020 and on the first business day of each calendar month thereafter. In the event that the Company does not make a monthly payment, Messrs. Yakov and Herzog will have the ability to make an equity contribution to the Company for the sole purpose of paying the monthly payment obligation of the Company under the Credit Agreement.. In addition, the Company is required to pay to Lenders 100% of the proceeds from any favorable judgments from ongoing litigation and 20% of the net proceeds from any future equity offering completed by the Company.

Other Subsequent Events

On May 6, 2020, the Company received $236,231, under the Paycheck Protection loan program. The loan bears interest at 1% and requires monthly payments of $9,946 commencing on November 1, 2020. The loan matures on May 3, 2022 at which time all amounts are due and payable. However, if the Company uses 75% or more of the proceeds of the loan for qualified, employee-related expenses, the entire principal and accrued interest of the loan will be forgiven.

On May 13, 2020, Mr. Herzog agreed to convert, concurrently with the closing of a public offering of the Company’s common stock, $3,522,191 in principal amount of indebtedness into newly formed shares of convertible Series A Preferred Stock to be designated concurrently with the public offering of the Company’s common stock.

On May 13, 2020, Mr. Yakov agreed to convert, concurrently with the closing of a public offering of the Company’s common stock, $1,011,016 in principal amount of indebtedness and accrued interest into newly formed shares of convertible Series A Preferred Stock to be designated concurrently with the public offering of the Company’s common stock.

On May 13, 2020, Mr. Yakov agreed to convert, concurrently with the closing of a public offering of the Company’s common stock, $1,011,016 in principal amount of indebtedness and accrued interest into newly formed shares of convertible Series A Preferred Stock to be designated concurrently with the public offering of the Company’s common stock.

On May 22, 2020, the Company purchased certain assets from POSaBIT Inc. (“POSaBIT”), including its contracts and arrangements with the Doublebeam merchant payment processing platform (the “POSaBIT Asset Acquisition”). The assets included, but were not limited to, software source codes, customer lists, customer contracts, hardware and website domains. The total purchase price was $270,000 (the “Purchase Price”) with $125,000 payable at closing; (b) $25,000 payable within 90 days of the closing and (c) $120,000 payable within 180 days of the closing. The Purchase Price may be reduced by an amount that is equal to the percentage of the decrease in average monthly revenue in the period from August 1, 2020 through October 31, 2020 compared with the period from March 1, 2020 through April 30, 2020.

In addition, in the event that a customer contract which is anticipated to result in the greatest revenue of all contracts acquired in the POSaBIT Asset Acquisition is terminated by that customer, as its option in accordance with the terms of the contract which was acquired, (1) within ninety (90) days from May 22, 2020, the second and third instalment payments will not become due and the Purchase Price will automatically be adjusted to $125,000 and (2) within 180 days from May 22, 2020, the third instalment payment of the Purchase Price will not become due and owing and the Purchase Price will automatically be adjusted to $150,000.

NOTE 16 — SUBSEQUENT EVENTS

Pursuant to the terms on the employment agreement with Mr. Yakov, he was granted 6,667 common stock options on January 1, 2020.

On January 30, 2020, the World Health Organization declared the COVID-19 (coronavirus) outbreak a "Public Health Emergency of International Concern" and on March 10, 2020, declared it to be a pandemic. The virus and actions taken to mitigate its spread have had and are expected to continue to have a broad adverse impact on the economies and financial markets of many countries, including the geographical areas in which the Company operates. In response to the pandemic, the Company is working with merchants to address potential changes to the purchase patterns of consumers. In addition, it is focusing on servicing merchants that sell products with an extended delivery time frame, that have products that are paid for in advance, and that work in the catering, ticketing, limo and travel related businesses which have been directly impacted by the social distancing requirement of the pandemic. Further, for those of the Company’s employees that are able to perform their job remotely, the Company has implemented a “remote work” policy and provided employees with the technology necessary to do continue to do their jobs from home and for those employees that are unable to perform their job from a remote location, the Company has taken steps to ensure appropriate distancing and added sanitizing stations along with requiring frequent hand washing and work station cleaning.

While it is unknown how long these conditions will last and what the complete financial impact it will have on the Company, the financial services and payment technology industries in which we operate depend heavily upon the overall level of consumer, business and government spending. A sustained deterioration in general economic conditions resulting in less consumer, business and government spending may adversely affect our financial performance by reducing the number or average purchase amount of transactions we process. If our customers make fewer sales of products and services using electronic payments, or consumers spend less money through electronic payments, whether due to the outbreak of the COVID-19 virus, change of consumer behavior or otherwise, we will have fewer transactions to process at lower dollar amounts, resulting in lower revenue making it reasonably possible that we are financially vulnerable to the effects of the pandemic.

Amendment No. 4 to Loan and Security Agreement]

On April 24, 2020, the Company entered into Amendment No. 4 to Loan and Security Agreement (“Amendment No. 4”) amending the Credit Agreement. The purpose of Amendment No. 4 was to extend the Maturity Date of our indebtedness and to waive certain outstanding events of default. Specifically, the Maturity Date of our indebtedness was extended for one year to April 9, 2022. The lenders also waived the Company’s existing default under the Original Credit Agreement for its (i) failure to (x) to notify the Agent that one or more of the Loan Parties received Extraordinary Receipts above $99,999.99 (as such term is specifically defined in the Credit Agreement, but which include proceeds from litigation or insurance claims) and (y) to deliver a reinvestment notice in respect of such Extraordinary Receipts and/or to make the required prepayment of the Loans from such Extraordinary Receipts, in each case, as required by Section 1.08(e) of the Credit Agreement, (ii) one or more of the Loan Parties incurred indebtedness in an aggregate amount of approximately $386,467 during fiscal year 2019 as a result of not reimbursing business expenses paid by Mr. Yakov in the ordinary course, which indebtedness is not permitted under Section 5.23(f) of the Credit Agreement (“Debt Default”) and (iii) Lender has not received financial statements and other information of the Company as parent guarantor and the Borrowers for the fiscal year ended December 31, 2019 within 90-days of such fiscal year end as required by Section 5.15(a) of the Credit Agreement. In addition, Amendment No. 4 provides the Company with a limited waiver permitting the Company to incur government funded indebtedness from the United States CARES Act loan programs. Further, the financial covenants were amended whereby Consolidated Net Revenue shall not be less than (x) until June 30, 2021 $9,000,000 and (y) from and after July 1, 2021, $10,000,000, on a trailing twelve-months basis.

In consideration for the foregoing, the Credit Agreement was amended to include a new repayment schedule under the note whereby the Company paid an amount equal to $125,000 upon execution of Amendment No. 4 and the Company agreed to make a monthly payment of $25,000 per month, commencing May 1, 2020 and on the first business day of each calendar month thereafter. In the event that the Company does not make a monthly payment, Messrs. Yakov and Herzog will have the ability to make an equity contribution to the Company for the sole purpose of paying the monthly payment obligation of the Company under the Credit Agreement. In addition, the Company is required to pay to Lenders 100% of the proceeds from any favorable judgments from ongoing litigation and 20% of the net proceeds from any future equity offering completed by the Company.